Mineral Interests, Property and Equipment (Details) - Schedule of Mineral Interests Expenditures - CAD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
KSM [Member]
Additions
Balance	[1]	$ 707,190	$ 502,015
Mineral interests	[1]	13,897	39,985
Construction in progress	[1]	95,318	120,287
Property & equipment	[1]		43,177
Right-of-use assets	[1]	781	1,726
Total Additions	[1]	109,996	205,175
Balance	[1]	817,186	707,190
Courageous Lake [Member]
Additions
Balance		77,999	77,176
Mineral interests		1,169	823
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		1,169	823
Balance		79,168	77,999
Iskut [Member]
Additions
Balance		49,904	41,779
Mineral interests		3,826	8,125
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		3,826	8,125
Balance		53,730	49,904
Snowstorm [Member]
Additions
Balance		34,562	31,471
Mineral interests		495	3,091
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		495	3,091
Balance		35,057	34,562
3 Aces [Member]
Additions
Balance		12,079	9,034
Mineral interests		1,165	3,045
Construction in progress		1,048
Property & equipment
Right-of-use assets
Total Additions		2,213	3,045
Balance		14,292	12,079
Grassy Mountain [Member]
Additions
Balance		771	771
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance		771	771
Corporate [Member]
Additions
Balance		611	307
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets			304
Total Additions			304
Balance		611	611
Total [Member]
Additions
Balance		883,116	662,553
Mineral interests		20,552	55,069
Construction in progress		96,366	120,287
Property & equipment			43,177
Right-of-use assets		781	2,030
Total Additions		117,699	220,563
Balance		$ 1,000,815	$ 883,116

[1]	The KSM construction in progress additions includes $9.9 million of capitalized borrowing costs (year ended December 31, 2022 - $14.7 million).